UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment | |; Amendment Number:

This Amendment (Check only one.):                | | is a restatement.
                                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Semaphore Management LLC
Address:  320 Park Ave, 10th Floor
	  New York, NY 10022


13F File Number: 28-12780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert Penberth
Title: Chief Financial Officer
Phone: 212-415-7246

Signature,                               Place,             and Date of Signing:


Robert Penberth				 New York, NY	    February 14, 2012
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.

|_|  13F NOTICE.

|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total:  243,330 (thousands)


List of Other Included Managers: N/A

				                     Value     Shares/  SH/ Put/ Invstmt Other              Voting Authoriy
Name of Issuer                 Title of Cl Cusip     (x$1000)  Prn Amt  Prn Call Dscretn Managers     Sole      Shared    None
------------------------------ ----------- --------- --------  -------- --- ---- ------- ------------ --------  --------  --------
ACCURIDE CORP CMN	       COM	   00439T206 551       77320	SH	 SOLE		      77320
AFFORD RESID 7.5% 08//25 CONV  CNV	   00828UAB9 3384      3200000	PRN	 SOLE		      3200000
AGCO CORP1.25% 12/36 CONV      CNV	   001084AM4 627       500000	PRN	 SOLE		      500000
ALEXCO RESOURCE CORP. CMN      COM	   01535P106 1206      177051	SH	 SOLE		      177051
AMAZON.COM INC CMN             PUT	   023135106 4120      23800	SH  PUT  SOLE		      23800
AMEX CONSUMER DISCR SEC	       PUT	   81369Y407 5853      150000	SH  PUT	 SOLE		      150000
ARCHER-DAN-MID 0.875 02/14 CNV CNV	   039483AW2 1507      1500000	PRN	 SOLE		      1500000
AUTONATION, INC. CMN	       PUT	   05329W102 1460      39600	SH  PUT	 SOLE		      39600
CAMECO CORPORATION CMN	       COM	   13321L108 5606      310586	SH	 SOLE		      310586
CENTRAL GOLDTRUST FUND	       COM	   153546106 2391      40400	SH	 SOLE		      40400
COEUR D'ALENE MINES CORP       COM	   192108504 3447      142800	SH	 SOLE		      142800
CVR ENERGY, INC. CMN	       COM	   12662P108 3427      183001	SH	 SOLE		      183001
DENISON MINES CORP. CMN	       COM	   248356107 305       243802	SH	 SOLE		      243802
DOMINO'S PIZZA, INC. CMN       PUT	   25754A201 3959      116600	SH  PUT	 SOLE		      116600
DOMTAR CORPORATION	       COM	   257559203 9403      117593	SH	 SOLE		      117593
ENERGY PARTNERS LTD CMN	       COM	   29270U303 1592      109090	SH	 SOLE		      109090
EXTERRAN 4.25% 06/14 CONV      CNV	   30225XAA1 1331      1500000	PRN	 SOLE		      1500000
EXTERRAN HOLDINGS, INC. CMN    COM	   30225X103 4273      469503	SH	 SOLE		      469503
FIRST MAJESTIC SILVER 	       COM	   32076V103 982       58295	SH	 SOLE		      58295
FORTUNA SILVER MINES INC.      COM	   349915108 2170      395318	SH	 SOLE		      395318
GENERAL CABLE  0.875 11/13 CNV CNV	   369300AD0 460       500000	PRN	 SOLE		      500000
GOLDCORP INC 2% 08/14 CONV     CNV	   380956AB8 4616      3772000	PRN	 SOLE		      3772000
GOLDCORP INC CMN	       CALL	   380956409 1668      37700	SH  CALL SOLE		      37700
GOLDCORP INC CMN	       COM	   380956409 5830      131746	SH	 SOLE		      131746
GREAT LAKES DREDGE & DOCK      COM	   390607109 6175      1110634	SH	 SOLE		      1110634
HELIX ENERGY SOLUTNS GROUP     COM	   42330P107 1646      104227	SH	 SOLE		      104227
HILLTOP HOLDINGS INC CMN       COM	   432748101 3676      435054	SH	 SOLE		      435054
INGLES MARKETS INC CL-A        COM	   457030104 3488      231570	SH	 SOLE		      231570
ISHARES DJ U.S. REAL ESTATE    PUT	   464287739 9430      166000	SH  PUT	 SOLE		      166000
ISHARES RUSSELL 2000 INDEX     PUT	   464287655 30606     415000	SH  PUT	 SOLE		      415000
KINROSS GOLD CORP CMN	       CALL	   496902404 6498      570000	SH  CALL SOLE		      570000
KINROSS GOLD CORP CMN	       COM	   496902404 7373      646774	SH	 SOLE		      646774
LIMITED BRANDS, INC. CMN       PUT	   532716107 3700      91700	SH  PUT	 SOLE		      91700
M.D.C.HOLDINGS,INC 	       COM	   552676108 932       52800	SH	 SOLE		      52800
MARATHON PETROLEUM 	       COM	   56585A102 8401      252364	SH	 SOLE		      252364
MASTEC INC 4.00 06/15/2014 CNV CNV	   576323AL3 1693      1300000	PRN	 SOLE		      1300000
MGIC INVESTMENT CORP 	       COM	   552848103 413       111046	SH	 SOLE		      111046
MGP INGREDIENTS INC CMN	       COM	   55302G103 217       43039	SH	 SOLE		      43039
MITCHAM INDS INC CMN	       COM	   606501104 659       30178	SH	 SOLE		      30178
N V R INC CMN	               COM	   62944T105 10314     15036	SH	 SOLE		      15036
NEVADA GOLD & CASINO 	       COM	   64126Q206 908       789421	SH	 SOLE		      789421
NEWMONT MINING CORP	       CALL	   651639106 13352     222500	SH  CALL SOLE		      222500
NEWPARK RES 4% 10/17 CONV      CNV	   651718AC2 1574      1375000	PRN	 SOLE		      1375000
NORFOLK SOUTHERN CORP	       PUT	   655844108 2186      30000	SH  PUT	 SOLE		      30000
NOVAGOLD RESOURCES INC	       COM	   66987E206 2067      243730	SH	 SOLE		      243730
OWENS-ILLINOIS INC CMN	       COM	   690768403 472       24333	SH	 SOLE		      24333
PENFORD CORPORATION 	       COM	   707051108 76	       14884	SH	 SOLE		      14884
PULTE HOMES, INC. CMN	       COM	   745867101 177       28300	SH	 SOLE		      28300
QLT INC. CMN	               COM	   746927102 1730      240329	SH	 SOLE		      240329
RALPH LAUREN CORP	       PUT	   751212101 1063      7700	SH  PUT	 SOLE		      7700
RUBICON MINERALS CORP	       COM	   780911103 290       76400	SH	 SOLE		      76400
SEACOR HOLDINGS INC. CMN       COM	   811904101 6426      72232	SH	 SOLE		      72232
SILVER WHEATON CORP CMN	       COM	   828336107 535       18472	SH	 SOLE		      18472
SPROTT RESOURCE LENDING	       COM	   85207J100 288       207129	SH	 SOLE		      207129
SUNCOKE ENERGY INC CMN	       COM	   86722A103 3524      314604	SH	 SOLE		      314604
SUSSER HLDGS CORP CMN	       COM	   869233106 4101      181280	SH	 SOLE		      181280
TALISMAN ENERGY INC. CMN       COM	   87425E103 5705      447400	SH	 SOLE		      447400
TARGET CORPORATION CMN	       PUT	   87612E106 7908      154400	SH  PUT	 SOLE		      154400
TESORO CORPORATION CMN	       COM	   881609101 16991     727360	SH	 SOLE		      727360
TETRA TECHNOLOGIES INC 	       COM	   88162F105 1721      184236	SH	 SOLE		      184236
UNION PACIFIC CORP. CMN	       PUT	   907818108 3178      30000	SH  PUT	 SOLE		      30000
VERSO PAPER CORP. CMN	       COM	   92531L108 42	       44094	SH	 SOLE		      44094
WEBMD HEALTH CORP. CMN	       COM	   94770V102 2798      74510	SH	 SOLE		      74510
WYNN RESORTS, LIMITED	       COM	   983134107 829       7500	SH	 SOLE		      7500